Trade payables and accrued expenses	12 Months Ended
Mar. 31, 2019
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Trade payables and accrued expenses

13. Trade payables and accrued expenses

Trade payables and accrued expenses consist of the followings:

	As at March 31,
	2018		2019
Trade payables	₹	24,406	₹	28,527
Accrued expenses		45,632		59,777
Liabilities directly associated with assets held for sale		(1,909)		—

	₹	68,129	₹	88,304